Costs of revenues (Tables)	12 Months Ended
Dec. 31, 2022
Costs of revenues.
Schedule of costs of revenues

	Years ended December 31,
(In thousands)	2020	2021	2022
Bandwidth costs	62,384	80,720	104,580
Revenue-sharing from live streaming business	15,640	26,506	78,636
Payment handling charges	1,459	3,066	6,500
Cost of inventories sold	1,660	1,516	2,228
Depreciation of servers and other equipment	6,247	4,805	1,363
Other costs (note)	5,247	1,990	6,747
Total	92,637	118,603	200,054

Note: Other costs mainly included content review costs, technical service costs and write-down of inventories.